Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2013	Aug. 15, 2012	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Jan. 29, 2013
Related Party Transaction [Line Items]
Convertible secured promissory notes, principal amount			$ 4,085,000
Number of common stock to be issued upon exercise of warrant			1,436,121			541,668	187,500
Fair value of warrants liability			356,969
Debt instrument, beneficial conversion feature	141,829		1,497,634	141,829
Convertible debt, unamortized discount					3,708,237
Annual compensation to Acting Chief Financial Officer		100,000		25,000	37,500
Accounts payable-related parties				8,333	8,333
Warrant Liability
Related Party Transaction [Line Items]
Amortized debt discount					104,032
Related Party Transactions
Related Party Transaction [Line Items]
Convertible secured promissory notes, principal amount	100,000		630,000
Number of common stock to be issued upon exercise of warrant			221,483
Debt instrument, beneficial conversion feature			230,969	21,820
Convertible debt, unamortized discount			587,939
Related Party Transactions | Warrant Liability
Related Party Transaction [Line Items]
Amortized debt discount					$ 16,044